UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22576

Ranger Funds Investment Trust

(Exact name of registrant as specified in charter)

2828 Harwood Street

Suite 1900

Dallas, TX 75201

(Address of principal executive offices)

(Zip code)

National Corporate Research, Ltd.

615 South DuPont Highway

Dover, Delaware 19901

 (Name and address of agent for service)

With Copy to:

JoAnn M. Strasser, Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, Ohio 43215

Registrant's telephone number, including area code: (214) 871-5200

Date of fiscal year end: July 31

Date of reporting period: April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Ranger Small Cap Fund
Schedule of Investments
April 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 97.24%

Agriculture Fishing & Ranching - 2.73%		670,892
7,160	Calavo Growers, Inc.

Back Office Support HR & Consulting - 6.19%
14,900	WNS Holdings Ltd. ADR (India) *	729,057
8,240	Maximus, Inc.	557,271
5,720	WageWorks, Inc. *	238,238
		1,524,566
Banks: Diversified - 4.47%
19,675	Centerstate Banks, Inc.	570,182
3,400	South State Corp.	294,270
8,160	Veritex Holdings, Inc. *	234,355
		1,098,807
Banks: Savings/Thrifts & Mortgage Lending - 5.51%
44,170	Banc of California, Inc.	848,064
12,390	Legacy Texas Financial Group, Inc.	508,857
		1,356,921
Biotechnology - 5.49%
8,935	PRA Health Sciences, Inc. *	734,189
16,705	Repligen Corp. *	618,085
		1,352,274
Building Materials - 0.97%
13,685	PGT Innovations, Inc.*	238,803

Chemicals: Specialty - 2.43%
4,070	Quaker Chemical Corp.	598,249

Computer Services Software & Systems - 16.33%
19,830	Pegasystems, Inc.	1,210,622
11,031	Qualys, Inc. *	848,835
19,130	MINDBODY, Inc. Class A *	758,505
21,040	Box, Inc. *	480,974
4,045	Ellie Mae, Inc. *	391,839
10,240	Mercury Systems, Inc. *	328,499

		4,019,274
Cosmetics - 3.87%
13,897	Inter Parfums, Inc.	711,527
13,208	e.l.f. Beauty, Inc. *	239,989
		951,516
Diversified Materials & Processing - 3.54%
15,745	Insteel Industries, Inc.	472,822
3,925	Cabot Microelectronics Corp.	398,191
		871,013
Engineering & Contracting Services - 1.08%
3,325	TopBuild Corp. *	265,003

Foods - 1.37%
2,445	J&J Snack Foods Corp.	335,967

Health Care Services - 7.52%
9,753	Medidata Solutions, Inc. *	695,974
12,877	Tabula Rasa HealthCare, Inc. *	527,828
10,480	Cotiviti Holdings, Inc. *	361,979
6,913	Bio Telemetry, Inc. *	264,077
		1,849,858
Medical & Dental Instruments & Supplies - 4.12%
4,229	Cantel Medical Corp.	473,944
4,076	Neogen Corp. *	277,779
8,354	LeMaitre Vascular, Inc.	262,733
		1,014,456
Office Supplies Equipment - 2.31%
29,860	Knoll, Inc.	569,430

Oil: Crude Producers - 4.21%
24,640	WildHorse Resource Development Corp. *	644,336
28,165	Callon Petroleum Co. *	391,775
		1,036,111
Pharmaceuticals - 4.50%
12,690	Cambrex Corp. *	671,936
9,300	Supernus Pharmaceuticals, Inc. *	436,170
		1,108,106
Recreational Vehicles & Boats - 2.54%
10,980	Malibu Boats, Inc. *	370,026
2,685	LCI Industries, Inc.	255,881
		625,907
Restaurants - 1.75%
16,610	Sonic Corp.	430,365

Semiconductors & Components - 3.35%
13,885	MaxLinear, Inc. Class A *	310,052

8,607	Ceva, Inc. *	280,588
2,525	Silicon Laboratories, Inc. *	234,573
		825,213
Specialty Retail - 2.81%
10,112	SiteOne Landscape Supply, Inc. *	692,672

Textiles Apparel & Shoes - 3.69%
18,810	Steven Madden Ltd.	907,583

Truckers - 4.36%
10,780	SAIA, Inc. *	712,019
18,555	Marten Transport, Ltd.	361,823
		1,073,842
Utilities: Telecommunications - 2.10%
10,970	Cogent Communications Holdings, Inc.	517,236

TOTAL FOR COMMON STOCKS (Cost $19,299,933) - 97.24%		23,934,064

SHORT TERM INVESTMENT - 2.35%
579,038	First American Government Obligation Fund - Class Z 1.54% ** (Cost $579,038)	579,038

TOTAL INVESTMENTS (Cost $19,878,971) *** - 99.59%		24,513,102

OTHER ASSETS LESS LIABILITIES - 0.41%		101,915

NET ASSETS - 100.00%		24,615,017

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at April 30, 2018
***At April 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,878,971 amounted to $4,634,131.

1. SECURITY TRANSACTIONS
At April 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,878,971 amounted to $4,634,131.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$23,934,064	0	$0	$23,934,064
Short Term Investment	$579,038	0	$0	$579,038
Total	$24,513,102	0	$0	$24,513,102

Ranger Quest for Income and Growth Fund
Schedule of Investments
April 30, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 77.36%

Automobiles - 2.06%
4,508	Daimler AG (Germany)	356,691

Banks - 11.14%
6,340	J.P. Morgan Chase & Co.	689,665
575,820	Lloyds Banking Group PLC. (United Kingdom)	512,468
9,844	HSBC Holdings Plc. ADR (United Kingdom)	494,760
59,545	Intesa Sanpaolo SpA (Italy) *	227,084
		1,923,977
Beverages - 3.07%
3,690	Anheuser-Busch InBev SA/NV ADR (Belgium)	369,295
250,563	Thai Beverage PCL. (Thailand)	161,514
		530,809
Biotechnology - 2.99%
5,340	Abbvie, Inc.	515,577

Capital Markets - 9.03%
3,720	CME Group, Inc.	586,570
9,080	Main Street Capital Corp. Class C	342,861
18,280	Golub Capital BDC, Inc.	329,040
18,770	Ares Capital Corp.	301,071
		1,559,542
Chemicals- 5.26%
8,071	DowDuPont, Inc.	510,410
3,774	Lyondellbasell Industries NV Class A (Netherlands)	399,025
		909,435
Diversified Telecommunication Services- 6.16%
278,140	HKT Trust & HKT, Ltd. (Hong Kong)	366,427
6,147	Verizon Communications, Inc.	303,354
5,181	BCE, Inc. (Canada)	220,125
5,301	AT&T, Inc.	173,343
		1,063,249
Electric Utilities - 1.02%
27,673	Enel Spa (Italy) *	176,104

Energy Equipment & Services - 1.75%
35,050	Ocean Yield ASA (Norway)	302,722

Food Products - 1.27%
10,033	Marine Harvest ASA (Norway) *	218,700

Hotels, Restaurants & Leisure - 4.23%
9,970	Las Vegas Sands Corp.	731,100

Insurance - 5.00%
73,290	Insurance Australia Group (Australia)	435,807
2,570	Swiss RE AG ORD (Switzerland)	245,514
795	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	182,420
		863,741
Machinery- 2.83%
3,061	Cummins, Inc.	489,331

Marine - 1.13%
28,660	Costamare, Inc. ADR (Monaco)	194,601

Metals & Mining- 1.99%
6,242	Rio Tinto PLC. ADR (United Kingdom)	342,998

Oil, Gas & Consumable Fuels- 3.38%
16,278	Royal Dutch Shell Plc. B (United Kingdom)	582,867

Real Estate Management & Development - 2.24%
262,001	New World Development (Hong Kong)	387,226

Semiconductors & Semiconductor Equipment - 3.70%
7,633	Intel Corp.	394,015
6,352	Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan) *	244,235
		638,250
Software- 3.92%
7,230	Microsoft Corp.	676,150

Specialty Retail - 3.16%
2,953	The Home Depot, Inc.	545,714

Wireless Telecommunication Services- 2.03%
26,890	Tele2 AB (Sweden) *	350,658

TOTAL FOR COMMON STOCKS (Cost $11,810,425) - 77.36%		13,359,442

REAL ESTATE INVESTMENT TRUSTS 8.58%

Equity Real Estate Investment Trust- 2.34%
200,936	Ascendas Real Estate Investment Trust (Singapore)	404,477

Mortgage Real Estate Investment Trust- 6.24%
20,352	Blackstone Mortgage Trust, Inc. Class A	627,859
21,448	Starwood Property Trust, Inc.	449,550
		1,077,409

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $1,437,958) - 8.58%		1,481,886

PREFERRED STOCKS 0.86%
Capital Markets - 0.86%
6,660	Goldman Sachs Group Inc. 4.000% Perpetual	148,651

TOTAL FOR PREFERRED STOCKS (Cost $157,823) - 0.86%		148,651

MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS - 7.82%

Capital Markets - 5.07%
16,150	Blackstone Group, L.P.	499,843
17,923	KKR & Co. L.P.	375,308
		875,151
Electric Utilities - 2.75%
11,604	Brookfield Infrastructure Partners, L.P. (Bermuda)	474,139

TOTAL FOR MASTER LIMITED PARTNERSHIPS & PUBLICLY TRADED PARTNERSHIPS (Cost $1,085,662) - 7.82%		1,349,290

SHORT TERM INVESTMENT - 5.23%
902,699	First American Government Obligation Fund - Class Z 1.54% ** (Cost $902,699)	902,699

TOTAL INVESTMENTS (Cost $15,394,567) - 99.85%		17,241,968

OTHER ASSETS LESS LIABILITIES - 0.15%		26,619

NET ASSETS - 100.00%		17,268,587

ADR - American Depository Receipts.
* Non-income producing securities during the period.
**Variable rate security; the coupon rate shown represents the yield at April 30, 2018
***At April 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,394,567 amounted to $1,847,401.

1. SECURITY TRANSACTIONS

At April 30, 2018 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $15,394,567 amounted to $1,847,401.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the fund’s assets measured at fair value as of April 30, 2018:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$13,359,442	$0	$0	$13,359,442
Real Estate Investment Trusts	$1,481,886	$0	$0	$1,481,886
Preferred Stocks	$148,651			$148,651
Master Limited Partnerships & Publicly Traded Partnerships	$1,349,290	$0	$0	$1,349,290
Short Term Investment	$902,699	$0	$0	$902,699
Total	$17,241,968	$0	$0	$17,241,968

ITEM 2. CONTROLS AND PROCEDURES.

   (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

   (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ranger Funds Investment Trust

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 14, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth Scott Canon

     Kenneth Scott Canon

     President (Principal Executive Officer)

Date June 14, 2018

By /s/ Joseph W. Thompson

     Joseph W. Thompson

     Treasurer and Chief Financial Officer (Principal Financial Officer)

Date June 14, 2018